Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Time Deposit Maturities, Next Twelve Months	$ 174,814
Time Deposit Maturities, Year Two	53,523
Time Deposit Maturities, Year Three	34,710
Time Deposit Maturities, Year Four	15,464
Time Deposit Maturities, Year Five	16,867
Time Deposit Maturities, after Year Five	179
Time Deposits, Total	295,557	$ 196,747
Time Deposits, $250,000 or More	63,982	$ 22,041
Major Customer Deposits [Member]
Deposits of one customer relationship	$ 84,095